Unique LoanID	Final Current Event Level	Current Exceptions	Collection Comments
110001	1
It appears the loan will perform. The loan is currently due for 03/XX/2014; last payment was received on 02/XX/2014. There is no evidence of delinquency during the review period. The collection notes reflect the Servicer granted the borrower a permanent loan modification prior to the review period.